Rule 497(e)
Registration No. 333-141917
1940 Act File No. 811-22045

WISCONSIN CAPITAL FUNDS, INC.

Plumb Balanced Fund • Plumb Equity Fund

Supplement Dated December 31, 2008 to
Prospectus Dated August 1, 2008

Resignation of the Funds’ Secretary

Ms. Donna M. Baker, the Secretary for the Funds, announced that effective December 31, 2008, she is resigning from her positions with the Funds and with Wisconsin Capital Management, LLC, the Funds’ advisor.   The Board of Directors of the Funds have appointed Mr. Timothy  R. O’Brien, the Chief Financial Officer and Treasurer for the Funds and one of their portfolio managers, as Secretary.

The back cover of the Prospectus is hereby revised by removing the text “Donna M. Baker – Secretary” and amending and restating the text “Timothy  R. O’Brien - Chief Financial Officer and Treasurer” with “Timothy  R. O’Brien - Chief Financial Officer, Treasurer and Secretary”.

Rule 497(e)
Registration No. 333-141917
1940 Act File No. 811-22045

WISCONSIN CAPITAL FUNDS, INC.

Plumb Balanced Fund • Plumb Equity Fund

Supplement Dated December 31, 2008 to
Statement of Additional Information Dated August 1, 2008

Resignation of the Funds’ Secretary

Ms. Donna M. Baker, the Secretary for the Funds, announced that effective December 31, 2008, she is resigning from her positions with the Funds and with Wisconsin Capital Management, LLC, the Funds’ advisor.   The Board of Directors of the Funds have appointed Mr. Timothy  R. O’Brien, the Chief Financial Officer and Treasurer for the Funds and one of their portfolio managers, as Secretary.

The Funds’ Statement of Additional Information (“SAI”) is hereby amended to remove Ms. Baker’s biographical and other information on page 25 of the SAI.  In addition, Mr. O’Brien’s biographical and other information on page 23 of the SAI is hereby amended and restated as follows:

Name, Address and Age	Position(s) Held with Wisconsin Capital Funds, Inc.	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Other Directorships Held by Director
Timothy R. O'Brien Birth date: June 8, 1959	Chief Financial Officer and Treasurer Secretary	Since 2007 Since 2008	Principal, Vice President and Portfolio Manager for Wisconsin Capital Management, LLC since 2004; prior thereto, Portfolio Manager and Research Analyst for Wisconsin Capital Management, LLC.	None